Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

10. Leases

We lease certain office space and equipment. At the inception of an arrangement, we determine whether the arrangement is or contains a lease based on the unique facts and circumstances present. Leases with a term greater than one year are recognized on the balance sheet as operating lease assets, operating lease liabilities, current portion and operating lease liabilities, net of current portion. We have elected not to recognize leases with terms of one year or less on our balance sheets. We have also elected to account for the lease and non-lease components as a combined lease component for real estate leases. For non-real estate leases, the lease component and non-lease component will be accounted for as separate components, with the contract consideration being allocated based on the fair values of the components. Operating lease liabilities and their corresponding operating lease assets are recorded based on the present value of lease payments over the expected remaining lease term. The interest rate implicit in lease contracts is typically not readily determinable. As a result, we utilize our incremental borrowing rates, which are the rates incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.

In January 2019 we entered into an operating lease for office space at 131 Dartmouth Street, Boston, Massachusetts. The lease commenced in April 2019 and terminated on November 30, 2020.

In July 2019 we entered into an operating lease with a ten-year term located at 222 Jacobs Street, Cambridge Massachusetts. This space serves as our corporate headquarters and is comprised of office and laboratory space. Under the terms of the lease, we have the option to extend for two five-year terms and we have assessed whether to include the renewal periods as part of the lease term based on a variety of factors, such as the fair market value rental rate, the economic life of leasehold improvements, as well as the current and anticipated stages of the company at the inception and conclusion of the original lease term. The renewal options have been excluded from the lease term and will be reassessed, as necessary.

In September 2020 we amended the lease to add approximately 1,000 square feet to bring the total space to approximately 61,000 square feet. Operating leases are amortized over the lease term and included in costs and expenses in the consolidated statements of operations and comprehensive loss. Variable lease costs are recognized in costs and expenses in the consolidated statements of operations and comprehensive loss as incurred.

The following table contains a summary of the lease costs recognized under ASC 842 and other information pertaining to our operating leases for the years ended December 31, 2020 and 2019:

(In thousands)	For the year ended December 31, 2020	For the year ended December 31, 2019
Lease cost(1)
Operating lease cost	$6,132	$3,467

Total lease cost	$6,132	$3,467

Other information
Operating cash flows used for operating leases	$6,044	$1,070
Weighted-average remaining lease term (in years)	9.17	9.76
Weighted-average discount rate	9.90%	9.85%

(1)	Short-term lease costs and variable lease costs incurred for the years ended December 31, 2020 and 2019, were $1.5 million and $0.0 million, respectively.

As of December 31, 2020, future minimum commitments under our operating leases were as follows:

(In thousands)	As of December 31, 2020
Maturity of lease liabilities
Fiscal year ended December 31, 2021	$5,737
Fiscal year ended December 31, 2022	5,918
Fiscal year ended December 31, 2023	6,096
Fiscal year ended December 31, 2024	6,289
Fiscal year ended December 31, 2025	6,457
Thereafter	29,084

Total future lease payments	$59,581
Less: Tenant improvement allowance receivable	(5,595)
Less: Effect of discounting	(20,981)

Present value of lease liabilities	$33,005

The following table summarizes the presentation of our operating leases in our consolidated balance sheets as of December 31, 2020 and 2019:

(In thousands)	As of December 31, 2020	As of December 31, 2019
Assets
Operating lease assets	$24,459	$26,015

Total lease assets	$24,459	$26,015

Liabilities
Current lease liabilities	$2,036	$2,592
Noncurrent lease liabilities	30,969	25,819

Total lease liabilities	$33,005	$28,411